Goodwill and Intangible Assets - Schedule of Activity in Goodwill (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Activity in Goodwill [Abstract]
Balance	$ 4,779,625	$ 4,797,078	$ 4,797,078
Foreign exchange transactions	394,615	279,713	(17,453)	$ 220,506
Balance	$ 5,174,240	$ 5,076,791	$ 4,779,625	$ 4,797,078